UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016

13F File Number: 028-12747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Angstreich
Title:    Chief Financial Officer
Phone:    (212) 918-5245

Signature, Place and Date of Signing:


 /s/ David Angstreich           New York, New York           February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    96

Form 13F Information Table Value Total:    $433,001
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-12749                Valinor Capital Partners, L.P.

2.   028-                     Valinor Capital Partners Offshore Master Fund, LP

                           FORM 13F INFORMATION TABLE
                                December 31, 2008

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                           COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6     COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/    INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x1000)   PRN AMT   PRN CALL    DISCRETION    MNGRS  SOLE      SHRD NONE
--------------                 --------------   -----       -------   -------   --- ----    ----------    -----  ----      ---- ----
ACTIVISION BLIZZARD INC        COM             00507V109     5,115      592,065 SH        SHARED-DEFINED  1        592,065
ACTIVISION BLIZZARD INC        COM             00507V109     8,103      937,825 SH        SHARED-DEFINED  2        937,825
ALLERGAN INC                   COM             018490102     5,808      144,047 SH        SHARED-DEFINED  1        144,047
ALLERGAN INC                   COM             018490102     9,167      227,353 SH        SHARED-DEFINED  2        227,353
AMERICA MOVIL SAB DE CV        SPON ADR L SHS  02364W105     4,698      151,587 SH        SHARED-DEFINED  1        151,587
AMERICA MOVIL SAB DE CV        SPON ADR L SHS  02364W105     6,996      225,741 SH        SHARED-DEFINED  2        225,741
AMERICAN EAGLE OUTFITTERS NE   COM             02553E106     6,447      688,794 SH        SHARED-DEFINED  1        688,794
AMERICAN EAGLE OUTFITTERS NE   COM             02553E106    10,207    1,090,469 SH        SHARED-DEFINED  2      1,090,469
AMERICAN TOWER CORP            CL A            029912201    11,808      402,728 SH        SHARED-DEFINED  1        402,728
AMERICAN TOWER CORP            CL A            029912201    17,870      609,471 SH        SHARED-DEFINED  2        609,471
AMERICAN WTR WKS CO INC NEW    COM             030420103     3,086      147,788 SH        SHARED-DEFINED  1        147,788
AMERICAN WTR WKS CO INC NEW    COM             030420103     4,885      233,932 SH        SHARED-DEFINED  2        233,932
AMERICREDIT CORP               COM             03060R101     1,784      233,521 SH        SHARED-DEFINED  2        233,521
ANTHRACITE CAP INC             COM             037023108        29       12,787 SH        SHARED-DEFINED  1         12,787
ANTHRACITE CAP INC             COM             037023108        43       19,413 SH        SHARED-DEFINED  2         19,413
ARBOR RLTY TR INC              COM             038923108        42       14,244 SH        SHARED-DEFINED  1         14,244
ARBOR RLTY TR INC              COM             038923108        64       21,656 SH        SHARED-DEFINED  2         21,656
BALLY TECHNOLOGIES INC         COM             05874B107     7,059      293,740 SH        SHARED-DEFINED  1        293,740
BALLY TECHNOLOGIES INC         COM             05874B107    10,517      437,660 SH        SHARED-DEFINED  2        437,660
BB&T CORP                      COM             054937107       650       23,683 SH        SHARED-DEFINED  2         23,683
BLUE NILE INC                  COM             09578R103       896       36,586 SH        SHARED-DEFINED  1         36,586
BLUE NILE INC                  COM             09578R103     1,374       56,118 SH        SHARED-DEFINED  2         56,118
CAPITALSOURCE INC              COM             14055X102     1,036      224,208 SH        SHARED-DEFINED  1        224,208
CAPITALSOURCE INC              COM             14055X102     1,577      341,292 SH        SHARED-DEFINED  2        341,292
COHEN & STEERS INC             COM             19247A100       749       68,136 SH        SHARED-DEFINED  1         68,136
COHEN & STEERS INC             COM             19247A100     1,141      103,821 SH        SHARED-DEFINED  2        103,821
COLDWATER CREEK INC            COM             193068103     1,950      684,146 SH        SHARED-DEFINED  1        684,146
COLDWATER CREEK INC            COM             193068103     3,086    1,082,811 SH        SHARED-DEFINED  2      1,082,811
COVANTA HLDG CORP              COM             22282E102    12,757      580,902 SH        SHARED-DEFINED  1        580,902
COVANTA HLDG CORP              COM             22282E102    19,532      889,413 SH        SHARED-DEFINED  2        889,413
COVIDIEN LTD                   COM             G2552X108     5,617      155,000 SH        SHARED-DEFINED  1        155,000
COVIDIEN LTD                   COM             G2552X108     8,877      244,950 SH        SHARED-DEFINED  2        244,950
E TRADE FINANCIAL CORP         COM             269246104       632      549,387 SH        SHARED-DEFINED  1        549,387
E TRADE FINANCIAL CORP         COM             269246104       964      838,613 SH        SHARED-DEFINED  2        838,613
ECLIPSYS CORP                  COM             278856109     3,462      243,979 SH        SHARED-DEFINED  1        243,979
ECLIPSYS CORP                  COM             278856109     5,480      386,220 SH        SHARED-DEFINED  2        386,220
ECOLAB INC                     COM             278865100     3,380       96,170 SH        SHARED-DEFINED  1         96,170
ECOLAB INC                     COM             278865100     5,407      153,830 SH        SHARED-DEFINED  2        153,830
FIDELITY NATL INFORMATION SV   COM             31620M106     3,717      228,439 SH        SHARED-DEFINED  1        228,439
FIDELITY NATL INFORMATION SV   COM             31620M106     5,885      361,730 SH        SHARED-DEFINED  2        361,730
FRONTIER FINL CORP WASH        COM             35907K105       274       62,866 SH        SHARED-DEFINED  1         62,866
FRONTIER FINL CORP WASH        COM             35907K105       425       97,451 SH        SHARED-DEFINED  2         97,451
GEORGIA GULF CORP              COM PAR $0.01   373200203       127      118,950 SH        SHARED-DEFINED  1        118,950
GEORGIA GULF CORP              COM PAR $0.01   373200203       204      190,269 SH        SHARED-DEFINED  2        190,269
GOOGLE INC                     CL A            38259P508     5,644       18,345 SH        SHARED-DEFINED  1         18,345
GOOGLE INC                     CL A            38259P508     9,020       29,319 SH        SHARED-DEFINED  2         29,319
GREEN MTN COFFEE ROASTERS IN   COM             393122106     1,840       47,552 SH        SHARED-DEFINED  1         47,552
GREEN MTN COFFEE ROASTERS IN   COM             393122106     2,804       72,448 SH        SHARED-DEFINED  2         72,448
IAC INTERACTIVECORP            COM PAR $.001   44919P508     5,646      358,903 SH        SHARED-DEFINED  1        358,903
IAC INTERACTIVECORP            COM PAR $.001   44919P508     8,935      568,017 SH        SHARED-DEFINED  2        568,017
ISHARES TR                     RUSSELL 2000    464287655     5,957      120,982 SH        SHARED-DEFINED  1        120,982
ISHARES TR                     RUSSELL 2000    464287655     9,529      193,518 SH        SHARED-DEFINED  2        193,518
ISTAR FINL INC                 COM             45031U101       377      168,951 SH        SHARED-DEFINED  1        168,951
ISTAR FINL INC                 COM             45031U101       603      270,249 SH        SHARED-DEFINED  2        270,249
JAZZ PHARMACEUTICALS INC       COM             472147107       472      244,519 SH        SHARED-DEFINED  1        244,519
JAZZ PHARMACEUTICALS INC       COM             472147107       722      373,926 SH        SHARED-DEFINED  2        373,926
LENDER PROCESSING SVCS INC     COM             52602E102     5,307      180,194 SH        SHARED-DEFINED  1        180,194
LENDER PROCESSING SVCS INC     COM             52602E102     8,402      285,290 SH        SHARED-DEFINED  2        285,290
M & F WORLDWIDE CORP           COM             552541104     2,623      169,756 SH        SHARED-DEFINED  1        169,756
M & F WORLDWIDE CORP           COM             552541104     4,140      267,992 SH        SHARED-DEFINED  2        267,992
MILLIPORE CORP                 COM             601073109     4,774       92,661 SH        SHARED-DEFINED  1         92,661
MILLIPORE CORP                 COM             601073109     7,544      146,432 SH        SHARED-DEFINED  2        146,432
NALCO HOLDING COMPANY          COM             62985Q101    10,042      870,158 SH        SHARED-DEFINED  1        870,158
NALCO HOLDING COMPANY          COM             62985Q101    15,320    1,327,569 SH        SHARED-DEFINED  2      1,327,569
PHARMERICA CORP                COM             71714F104     3,639      232,235 SH        SHARED-DEFINED  1        232,235
PHARMERICA CORP                COM             71714F104     5,764      367,830 SH        SHARED-DEFINED  2        367,830
PRICELINE COM INC              COM NEW         741503403     1,767       23,996 SH        SHARED-DEFINED  1         23,996
PRICELINE COM INC              COM NEW         741503403     2,795       37,954 SH        SHARED-DEFINED  2         37,954
QUALCOMM INC                   COM             747525103     3,968      110,756 SH        SHARED-DEFINED  1        110,756
QUALCOMM INC                   COM             747525103     6,272      175,050 SH        SHARED-DEFINED  2        175,050
REDWOOD TR INC                 COM             758075402       602       40,362 SH        SHARED-DEFINED  1         40,362
REDWOOD TR INC                 COM             758075402       919       61,638 SH        SHARED-DEFINED  2         61,638
SPDR TR                        UNIT SER 1      78462F103     6,037       66,896 SH        SHARED-DEFINED  1         66,896
SPDR TR                        UNIT SER 1      78462F103     9,656      107,004 SH        SHARED-DEFINED  2        107,004
SAIC INC                       COM             78390X101     4,332      222,390 SH        SHARED-DEFINED  1        222,390
SAIC INC                       COM             78390X101     6,613      339,465 SH        SHARED-DEFINED  2        339,465
MCCLATCHY CO                   CL A            579489105        52       65,010 SH        SHARED-DEFINED  1         65,010
MCCLATCHY CO                   CL A            579489105        79       98,690 SH        SHARED-DEFINED  2         98,690
ST JOE CO                      COM             790148100       669       27,501 SH        SHARED-DEFINED  1         27,501
ST JOE CO                      COM             790148100     1,018       41,875 SH        SHARED-DEFINED  2         41,875
TRANSDIGM GROUP INC            COM             893641100     5,187      154,518 SH        SHARED-DEFINED  1        154,518
TRANSDIGM GROUP INC            COM             893641100     8,190      243,982 SH        SHARED-DEFINED  2        243,982
TRUE RELIGION APPAREL INC      COM             89784N104       969       77,863 SH        SHARED-DEFINED  1         77,863
TRUE RELIGION APPAREL INC      COM             89784N104     1,495      120,210 SH        SHARED-DEFINED  2        120,210
UNION PAC CORP                 COM             907818108     4,561       95,412 SH        SHARED-DEFINED  1         95,412
UNION PAC CORP                 COM             907818108     7,224      151,138 SH        SHARED-DEFINED  2        151,138
UNITED CMNTY BKS BLAIRSVLE G   CAP STK         90984P105       276       20,331 SH        SHARED-DEFINED  1         20,331
UNITED CMNTY BKS BLAIRSVLE G   CAP STK         90984P105       420       30,959 SH        SHARED-DEFINED  2         30,959
VANGUARD INDEX FDS             REIT ETF        922908553     4,441      121,828 SH        SHARED-DEFINED  1        121,828
VANGUARD INDEX FDS             REIT ETF        922908553     7,103      194,872 SH        SHARED-DEFINED  2        194,872
WYNDHAM WORLDWIDE CORP         COM             98310W108     9,303    1,420,244 SH        SHARED-DEFINED  1      1,420,244
WYNDHAM WORLDWIDE CORP         COM             98310W108    14,170    2,163,306 SH        SHARED-DEFINED  2      2,163,306
YRC WORLDWIDE INC              COM             984249102       628      218,676 SH        SHARED-DEFINED  1        218,676
YRC WORLDWIDE INC              COM             984249102       967      336,983 SH        SHARED-DEFINED  2        336,983
YRC WORLDWIDE INC              COM             984249102       483      168,200     PUT   SHARED-DEFINED  1        168,200
YRC WORLDWIDE INC              COM             984249102       774      269,800     PUT   SHARED-DEFINED  2        269,800

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